Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	JPY (millions) As of March 31
	2023	2024
Trade receivables	¥674,691	¥718,675
Other receivables	73,999	55,964
Impairment loss allowance	(7,356)	(8,376)
Chargebacks and other allowances	(91,904)	(97,860)
Total	¥649,429	¥668,403